Royalties Paid (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Royalty Payment [abstract]
Summary of royalties paid

	United States Dollar
Figures in millions unless otherwise stated	2023	2022	2021

Amount owing at beginning of the year	(17.9)	(20.6)	(17.7)
Royalties	(116.4)	(110.4)	(112.4)
Amount owing at end of the year	21.0	17.9	20.6
Translation	(0.1)	0.8	0.7
Total royalties paid	(113.4)	(112.3)	(108.8)